Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment Recognition and measurement
Property, plant and equipment is stated at cost, as defined in IAS 16 “Property, Plant and Equipment”, less accumulated depreciation and accumulated impairment losses. The cost of property, plant and equipment includes, where applicable, the estimated close-down and restoration costs associated with the asset.
Property, plant and equipment includes right-of-use assets arising from leasing arrangements, shown separately from owned and leasehold assets.
Once an undeveloped mining project has been determined as commercially viable and approval to mine has been given, further expenditure is capitalised under “capital works in progress” together with any amount transferred from “Exploration and evaluation”. Once the project enters into an operation phase, the amounts capitalised in capital work in progress are reclassified to their respective asset categories.
Costs incurred while commissioning new assets, in the period before they are capable of operating in the manner intended by management, are capitalised unless associated with pre-production revenue. Development costs incurred after the commencement of production are capitalised to the extent they are expected to give rise to a future economic benefit. Interest on borrowings related to construction or development projects is capitalised, at the rate payable on project-specific debt if applicable or at the Group or subsidiary’s cost of borrowing if not. This is performed until the point when substantially all the activities that are necessary to make the asset ready for its intended use are complete. It may be appropriate to use a subsidiary’s cost of borrowing when the debt was negotiated based on the financing requirements of that subsidiary.
Depreciation of non-current assets
Property, plant and equipment is depreciated over its useful life, or over the remaining life of the mine, smelter or refinery if that is shorter and there is no reasonable alternative use for the asset by the Group. Depreciation commences when an asset is available for use.
Straight line basis
Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows.

Type of Property, plant and equipment	Land and buildings		Plant and equipment
	Land	Buildings	Power-generating assets	Other plant and equipment
Depreciation profile	Not depreciated	5 to 50 years	See Power note below on page 191	3 to 50 years
The useful lives and residual values for material assets and categories of assets are reviewed annually and changes are reflected prospectively.
Units of production basis
For mining properties and leases and certain mining equipment, consumption of the economic benefits of the asset is linked to production.
Except as noted below, these assets are depreciated on the units of production basis.
In applying the units of production method, depreciation is normally calculated based on production in the period as a percentage of total expected production in current and future periods based on Ore Reserves and, for some mines, other Mineral Resources. Other Mineral Resources may be included in the calculations of total expected production in limited circumstances where there are very large areas of contiguous mineralisation, for which the economic viability is not sensitive to likely variations in grade, as may be the case for certain iron ore, bauxite and industrial mineral deposits, and where there is a high degree of confidence that the other Mineral Resources can be extracted economically. This would be the case when the other Mineral Resources do not yet have the status of Ore Reserves merely because the necessary detailed evaluation work has not yet been performed and the responsible technical personnel agree that inclusion of a proportion of Measured and Indicated Resources in the calculation of total expected production is appropriate based on historical reserve conversion rates.
The required level of confidence is unlikely to exist for minerals that are typically found in low-grade ore (as compared with the above), such as copper or gold. In these cases, specific areas of mineralisation have to be evaluated in detail before their economic status can be predicted with confidence.
Sometimes the calculation of depreciation for infrastructure assets, primarily rail and port, considers Measured and Indicated Resources. This is because the asset can benefit current and future mines. The measured and indicated resource may relate to mines which are currently in production or to mines where there is a high degree of confidence that they will be brought into production in the future. The quantum of Mineral Resources is determined taking into account future capital costs as required by the JORC Code. The depreciation calculation, however, applies to current mines only and does not take into account future development costs for mines which are not yet in production.

Key judgement	Estimation of asset lives
The useful lives of the major assets of a CGU are often dependent on the life of the orebody to which they relate. Where this is the case, the lives of mining properties, and their associated refineries, concentrators and other long-lived processing equipment are generally limited to the expected life of the orebody. The life of the orebody, in turn, is estimated on the basis of the life-of-mine plan. Where the major assets of a CGU are not dependent on the life of a related orebody, management applies judgement in estimating the remaining service potential of long-lived assets. Factors affecting the remaining service potential of smelters include, for example, smelter technology and electricity purchase contracts when power is not sourced from the Group, or in some cases from local governments permitting electricity generation from hydropower stations.

Impact of climate change on our business	Estimation of asset lives
We expect there to be a higher demand for copper, aluminium, lithium and high-grade iron ore in order to meet demand for the minerals required to transition to a low-carbon economic environment, consistent with the climate change commitments of the Paris Agreement. We expect this to exceed new supply to the market and therefore increase prices. Under the Aspirational Leadership scenario, the economic cut-off grade for our Ore Reserves is expected to be lower; in effect we would mine a greater volume of material before the mines are depleted. We cannot quantify the difference this would make without undue cost as it would require revised mine plans, but for property, plant and equipment this increased volume of material would reduce the depreciation charge during any given period for assets that use the “Units of production” depreciation basis.

13 Property, plant and equipment continued
Deferred stripping
In open pit mining operations, overburden and other waste materials must be removed to access ore from which minerals can be extracted economically. The process of removing overburden and other waste materials is referred to as stripping. During the development of a mine (or, in some instances, pit; see below), before production commences, stripping costs related to a “component” of an orebody are capitalised as part of the cost of construction of the mine (or pit). A “component” is a specific section of the orebody that is made more accessible by the stripping activity. It will typically be a subset of the larger orebody that is distinguished by a separate useful economic life (for example, a pushback).
These are then amortised over the life of the mine (or pit) on a units of production basis.
Where a mine operates several open pits that are regarded as separate operations for the purpose of mine planning, initial stripping costs are accounted for separately by reference to the ore from each separate pit. If, however, the pits are highly integrated for the purpose of mine planning, the second and subsequent pits are regarded as extensions of the first pit in accounting for stripping costs. In such cases, the initial stripping of the second and subsequent pits is considered to be production phase stripping (see below).

Key judgement	Deferral of stripping costs
We apply judgement as to whether multiple pits at a mine are considered separate or integrated operations. This determines whether the stripping activities of a pit are classified as pre-production or production phase stripping and, therefore, the amortisation base for those costs. The analysis depends on each mine’s specific circumstances and requires judgement: another mining company could make a different judgement even when the fact pattern appears to be similar.
In order for production phase stripping costs to qualify for capitalisation as a stripping activity asset, 3 criteria must be met:
•it must be probable that there will be an economic benefit in a future accounting period because the stripping activity has improved access to the orebody
•it must be possible to identify the “component” of the orebody for which access has been improved
•it must be possible to reliably measure the costs that relate to the stripping activity.

Recognition and measurement of deferred stripping

Phase	Development phase	Production phase
Stripping activity	Overburden and other waste removal during the development of a mine before production commences.	Production phase stripping can give access to 2 benefits: the extraction of ore in the current period and improved access to ore which will be extracted in future periods.
Period of benefit	After commissioning of the mine.	Future periods after first phase is complete.	Current and future benefit are indistinguishable.
Capitalised to mining properties and leases in property, plant and equipment	During the development of a mine, stripping costs relating to a component of an orebody are capitalised as part of the cost of construction of the mine.
It may be the case that subsequent phases of stripping will
access additional ore and that these subsequent phases are only possible after the first phase has taken place. Where applicable, the Group considers this on a mine-by-mine basis. Generally, the only ore attributed to the stripping activity asset for the purposes of calculating the life-of-component ratio is the ore to be extracted from the originally identified component.
Stripping costs for the component are deferred to the extent that the current period ratio exceeds the life-of-component ratio.
Allocation to inventory	Not applicable	Not applicable	Stripping costs are allocated to inventory based on a relevant production measure using a life- of-component strip ratio.
Life-of-component ratio
The life-of-component ratios are based on the Ore Reserves of the mine (and for some mines, other Mineral Resources) and the annual mine plan. They are a function of the mine design and, therefore, changes to that design will generally result in changes to the ratios. Changes in other technical or economic parameters that impact the Ore Reserves (and for some mines, other Mineral Resources) may also have an impact on the life-of-component ratios even if they do not affect the mine design. Changes to the ratios are accounted for prospectively.

Depreciation basis	Depreciated on a “units of production” basis based on expected production of either ore or minerals contained in the ore over the life of the component unless another method is more appropriate.
Property, plant and equipment - owned and leased assets

	2025 US$m	2024 US$m
Property, plant and equipment – owned	82,889	67,345
Right-of-use assets – leased	1,421	1,228
Net book value	84,310	68,573
13 Property, plant and equipment continued
Property, plant and equipment – owned

		2025
	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2025		14,196	8,220	34,373	10,556	67,345
Adjustment on currency translation(b)		491	362	1,851	362	3,066
Adjustments to capitalised closure costs	14	811	–	–	–	811
Interest capitalised(c)	9	–	–	–	411	411
Additions(d)		627	133	1,749	10,415	12,924
Depreciation for the year(a)		(1,294)	(608)	(3,853)	–	(5,755)
Impairment charges net of reversals(e)		–	(35)	(233)	(69)	(337)
Disposals		–	(4)	(54)	(139)	(197)
Newly consolidated operations(f)		352	1,808	659	1,947	4,766
Transfers and other movements(g)		1,956	66	4,662	(6,829)	(145)
At 31 December 2025		17,139	9,942	39,154	16,654	82,889
Comprising:
– cost		35,329	17,521	89,037	16,764	158,651
– accumulated depreciation and impairment		(18,190)	(7,579)	(49,883)	(110)	(75,762)
Total		17,139	9,942	39,154	16,654	82,889

Non-current assets pledged as security(h)		5,509	2,248	9,304	2,070	19,131

		2024
	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2024		13,555	8,022	36,345	7,368	65,290
Adjustment on currency translation(b)		(500)	(548)	(2,634)	(396)	(4,078)
Adjustments to capitalised closure costs	14	64	–	–	–	64
Interest capitalised(c)	9	–	–	–	424	424
Additions(d)		350	246	1,226	7,551	9,373
Depreciation for the year(a)		(1,217)	(531)	(3,554)	–	(5,302)
Impairment charges net of reversals(e)		(38)	(39)	(457)	(9)	(543)
Disposals		(1)	(5)	(75)	(17)	(98)
Newly consolidated operations(f)		150	64	429	7	650
Operations divested		–	(2)	(34)	–	(36)
Transfers and other movements(g)		1,833	1,013	3,127	(4,372)	1,601
At 31 December 2024		14,196	8,220	34,373	10,556	67,345
Comprising
–cost		30,762	14,822	78,295	10,925	134,804
–accumulated depreciation and impairment		(16,566)	(6,602)	(43,922)	(369)	(67,459)
Total		14,196	8,220	34,373	10,556	67,345

Non-current assets pledged as security(h)		5,676	2,257	7,058	3,397	18,388
(a)At 31 December 2025, the net book value of capitalised production phase stripping costs totalled US$2,506 million, with US$2,057 million within “Property, plant and equipment” and a further US$449 million within “Investments in equity accounted units” (2024: total of US$2,326 million, with US$1,947 million in “Property, plant and equipment” and a further US$379 million within “Investments in equity accounted units”). During the year, capitalisation of US$622 million was offset by depreciation of US$460 million, inclusive of amounts recorded within equity accounted units (2024: US$423 million offset by depreciation of US$580 million). Depreciation of deferred stripping costs in respect of subsidiaries of US$303 million (2024:
US$411 million; 2023: US$216 million) is included within “Depreciation for the year”.
(b)Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2025 arose primarily from the strengthening of the Australian and Canadian dollars against the US dollar.
(c)Our average borrowing rate, excluding any project finance, used for capitalisation of interest is 5.40% (2024: 7.20%).
(d)Additions to “Property, plant and equipment” includes US$116 million of spend on carbon abatement (2024: US$144 million).
(e)Refer to note 4 for details.
(f)In 2025, newly consolidated operations primarily relates to the acquisition of Arcadium Lithium plc. Refer to note 5 for details. In 2024, this primarily related to the acquisition of the remaining 20.64% interest in New Zealand Aluminium Smelters (NZAS), including fair value adjustments for contributed assets.
(g)“Transfers and other movements” includes reclassification between categories. In 2025, this primarily related to amounts reclassed from Capital works in progress to other property, plant and equipment categories for assets at Oyu Tolgoi and Pilbara. In 2024, this included amounts reclassified from Intangible Assets relating to exploration and evaluation at Simandou
(US$732 million) and Rincon (US$1,013 million) following Board approval of “notice to proceed” in February 2024 and December 2024, respectively.
(h)Excludes assets held under capitalised lease arrangements. Non-current assets pledged as security represent amounts pledged as collateral against US$3,794 million (2024: US$4,011 million) of loans, which are included in note 21.
13 Property, plant and equipment continued

Impact of climate change on our business	Useful economic lives of our power generating assets
The Group has committed to reducing Scope 1 and Scope 2 carbon emissions by 50% relative to our 2018 baseline by 2030 and achieving net zero emission across our operations by 2050. We expect to invest US$1 billion to US$2 billion on carbon abatement projects between
2022 and 2030. Transitioning electricity from principally fossil fuel-based power generating assets to principally renewables is critical to achieving that goal. The carrying value of power generating assets is set out in the table below. The weighted average remaining useful economic life of plant and equipment for fossil fuel-based power generating assets is 8 years (2024: 10 years). Given the technical limitations of intermittent renewable energy generation and energy storage systems, and our need for reliable baseload electricity, we expect our current generation assets will be integral to those needs for the foreseeable future. We are investing in research and development and evaluating new market options that may overcome these technical challenges. Should pathways for eliminating fossil fuel power generating assets be identified we may need to accelerate depreciation or impair the assets; however, at this present moment the requirement for fossil fuel powered back-up means that early retirement of the assets is not expected and no change to depreciation rates is required.

	2025		2024
Net book value of power generating assets powered by	Land and buildings US$m	Plant and equipment US$m	Land and buildings US$m	Plant and equipment US$m
–Fossil fuels	100	809	59	840
–Renewables	190	2,518	177	2,375
Right-of-use assets – leased

	2025			2024
	Land and buildings US$m	Plant and equipment US$m	Total US$m	Land and buildings US$m	Plant and equipment US$m	Total US$m
Net book value
At 1 January	524	704	1,228	543	635	1,178
Adjustment on currency translation	28	21	49	(37)	(24)	(61)
Additions	61	576	637	150	420	570
Depreciation for the year	(110)	(400)	(510)	(125)	(353)	(478)
Net impairment (charges)/reversals(a)	–	(4)	(4)	–	5	5
Newly consolidated operations	–	48	48	–	–	–
Disposals	(10)	(3)	(13)	–	–	–
Transfers and other movements	(24)	10	(14)	(7)	21	14
At 31 December	469	952	1,421	524	704	1,228
(a)Refer to note 4 for details.
The leased assets of the Group include land and buildings (mainly office buildings) and plant and equipment, the majority of which are marine vessels. Lease terms are negotiated on an individual basis and contain a wide range of terms and conditions. Right-of-use assets are depreciated on a straight line basis over the life of the lease, taking into account any extensions that are likely to be exercised.